Clients Representing Company's Net Revenue (Detail) (Customer Concentration Risk [Member], Sales Revenue, Net)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Client A
Revenue, Major Customer [Line Items]
Clients which represented 10% or more of the company's net revenue	31.00%	26.00%	18.00%
Client B
Revenue, Major Customer [Line Items]
Clients which represented 10% or more of the company's net revenue		10.00%	12.00%